SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SEGMENT INFORMATION

29.	SEGMENT INFORMATION

According to the Group´s structure, the businesses are distributed and managed in five operating segments as follows:

• Steel

The Steel Segment consolidates all the operations related to the production, distribution and sale of flat steel, long steel, metallic containers and galvanized steel, with operations in Brazil, United States, Portugal and Germany. The Segment supplies the following markets: construction, steel containers for the Brazilian chemical and food industries, home appliances, automobile and OEM (motors and compressors). The Company’s steel units produce hot and cold rolled steel, galvanized and pre-painted steel of great durability. They also produce tinplate, a raw material used to produce metallic containers.

Overseas, Lusosider, which is based in Portugal, produces cold rolled steel and galvanized steel. CSN LLC in the USA meets local market needs, import and trade of steel products. Stahlwerk Thüringen (SWT), which is based in Germany, produces long steels and is specialized in the production of shapes used for construction.

In January 2014 the production of long steel products started in Brazil and consolidates the company as a source of complete construction solutions, complementing its portfolio of products with high value added in the steel chain.

•	Mining

This segment encompasses the activities of iron ore and tin mining.

The high-quality iron ore operations are located in the Iron Quadrilateral in Minas Gerais, which has its own mines and sells third party iron ore.

At the end of 2015, CSN and the Asian Consortium formalized a shareholders' agreement for the combination of assets linked to iron ore operations and the related logistics structure, forming a new company that has focused on mining of the Group activities from December 2015. In this context, the new company, currently named CSN Mineração S.A., holds the lease of TECAR, the Casa de Pedra mine and all the shares of Namisa, which was incorporated on December 31, 2015. CSN still owns 100% of Minérios Nacional which includes the mines of Fernandinho (operational), Cayman and Pedras Pretas (mineral resources), all located in Minas Gerais.

Moreover, CSN controls the Estanho de Rondônia S.A., a company with mining units and tin casting, in the state of Rondônia.

On October 7, 2022, CSN Mineração and CSN Energia completed the acquisition of the Quebra-Queixo Hydroelectric Power Plant, with an installed capacity of 120 MW, located in the city of Ipuaçu – SC, leading CSN Mineração to become self-sufficient in electricity, reinforcing its industrial competitiveness through greater cost predictability and 100% renewable energy generation.

• Logistics

i. Railway

CSN has equity interests in three railroad companies: MRS Logística, which manages the former Southeast Network of Rede Ferroviária Federal S.A. (RFFSA), Transnordestina Logística S.A. and FTL - Ferrovia Transnordestina Logística S.A., which has the concession to operate the former Northeast Network of the RFFSA in the states of Maranhão, Piauí, Ceará, Rio Grande do Norte, Paraíba, Pernambuco and Alagoas.

a) MRS

The railroad transportation services provided by MRS are fundamental to the supply of raw materials and the shipment of final products. The total amount of iron ore, coal and coke consumed by the Presidente Vargas plant as well as part of the steel produced by CSN for the domestic market and for export are carried by MRS.

The Southeast Brazilian railroad system, encompassing 1,674 kilometers of tracks, serves the tri-state industrial area of São Paulo-Rio de Janeiro-Minas Gerais, in the southeast region, linking the mines located in Minas Gerais to the ports located in São Paulo and Rio de Janeiro, and the steel mills of CSN, Companhia Siderúrgica Paulista (Cosipa), and Gerdau Açominas. Besides serving other customers, the railroad system carries iron ore from the Company’s mines in Casa de Pedra, Minas Gerais, and coke and coal from the Itaguaí Port, in Rio de Janeiro, to Volta Redonda, and carries CSN’s export products to the ports of Itaguaí and Rio de Janeiro.

b) TLSA and FTL

TLSA and FTL hold the concession for the former Northeast Network of RFFSA. The northeastern railway system covers 4,238 km of railway network divided into two sections: i) Malha I, which integrates the sections of São Luiz - Mucuripe, Arrojado - Recife, Itabaiana - Cabedelo, Paula Cavalcante - Macau - and Propriá - Jorge Lins (Mesh I); and ii) Malha II, which includes the sections of Missão Velha - Salgueiro, Salgueiro - Trindade, Trindade - Eliseu Martins, Salgueiro - Porto de Suape and Missão Velha - Porto de Pecém.

In addition, it connects to the main ports in the region, thereby offering an important competitive advantage through opportunities for combined transport solutions and tailor-made logistics projects.

II. Port

The port logistics segment consolidates the terminal’s operation from Sepetiba built after the port modernization law (Law 8,630/1993) that allowed the transfer of port activities to the private sector. The Sepetiba terminal has a complete infrastructure to meet all the needs of exporters, importers and shipowners. Its installed capacity exceeds that of most other Brazilian terminals. It has cribs and a large storage area, as well as the most modern and adequate equipment, systems, and intermodal connections.

The Company’s constant investment in terminal projects consolidates the Itaguaí Port Complex as one of the most modern in the country.

•	Energy

CSN is one of the largest industrial consumers of electric energy in Brazil. As energy is fundamental in its production process, the Company invests in electricity generation assets and, with the acquisitions made in 2022, reached its energy self-sufficiency, starting to operate in the sector as a player in the generation of electricity through the sale of its surplus.

The year 2022 marked the growth of this segment through the acquisition of relevant renewable generation assets, tripling its generation capacity, as follows:

On June 30, 2022, CSN Cimentos and CSN Energia completed the acquisition of SHP Sacre II, located in the municipality of Brasnorte – MT, with an installed capacity of 30 MW, and SHP Santa Ana, located in the municipality of Angelina – SC, with installed capacity of 6.50 MW.

On October 7, 2022, CSN Mineração and CSN Energia concluded the acquisition of the Quebra-Queixo Hydroelectric Power Plant, located in the city of Ipuaçu – SC, with an installed capacity of 120 MW.

On October 21, 2022, Companhia Florestal do Brasil (“CFB”) concluded the acquisition of 66.23% of the shares of Companhia Estadual de Geração de Energia Elétrica – CEEE-G, with plants located in the state of Rio Grande do Sul, increasing the installed capacity of the CSN group by 746 MW. On December 22, 2022, Companhia Florestal do Brasil (“CFB”) concluded the acquisition of Eletrobras' 32.74% interest in Companhia Estadual de Geração de Energia Elétrica – CEEE-G. This acquisition resulted in an increase of 380 MW in the installed generation capacity for CSN.

With the acquisitions, the CSN group now holds a portfolio of generation assets with an installed capacity of 2,167 MW, as shown below:

1.	Itá Hydroelectric Power Plant, located in the state of Santa Catarina, in which CSN holds a 29.50% interest through ITASA's SPE, with an installed capacity equivalent to its participation of 428 MW;

2.	Igarapava Hydroelectric Power Plant, located in Minas Gerais, in which CSN holds a 17.92% stake in the consortium, with an installed capacity equivalent to its stake of 38 MW;

3.	Thermoelectric Cogeneration Center CTE#1, CTE#2 and TRT – Top Recovery Turbine, operating at the Presidente Vargas Steelworks with an installed capacity of 10 MW, 235 MW and 22 MW respectively, using recirculated industrial gases resulting from steel production as fuel;

4.	Sacre II Small Hydroelectric Power Plant, located in the state of Mato Grosso, with an installed capacity of 30 MW, of which CSN Cimentos holds full control of the asset through indirect control of the SPE de Brasil Central Energia;

5.	Santa Ana Small Hydroelectric Power Plant, located in the state of Santa Catarina, with an installed capacity of 6.5 MW, of which CSN Cimentos holds full control of the asset through direct control of the SPE of Santa Ana Energética;

6.	Quebra-Queixo Hydroelectric Power Plant, located in the state of Santa Catarina, with an installed capacity of 120 MW, of which CSN Mineração holds full control of the asset through the direct control of the SPE CEC – Companhia Energética Chapecó;

7.	Cachoeira dos Macacos Small Hydroelectric Power Plant, located in the state of Minas Gerais, with an installed capacity of 3.4 MW, of which CSN Cimentos holds full control of the asset, through the acquisition of LafargeHolcim;
8.	Companhia Estadual de Geração de Energia Elétrica – CEEE-G, located in the state of Rio Grande do Sul, with a platform of 15 own Hydroelectric Power Plants, wind and solar assets, in addition to minority participation in other projects, reflecting an installed capacity of 1,275 MW.

•	Cement

The Cement segment, which operates through CSN Cimentos, consolidates the production, marketing and distribution of cement, aggregates and concrete. In the Southeast plants the slag used is the same produced by the blast furnaces of the Presidente Vargas plant itself, in Volta Redonda/RJ.

The Company has intensified its strategy of expanding its business to new regions, and the first step was taken with the acquisition of Elizabeth Cimentos S.A. and Elizabeth Mineração Ltda. on August 31, 2021, which, with operations in the Northeast region, adds 1.3 Mtpy of cement production capacity.

On September 6, 2022, CSN Cimentos made a significant advance in its capacity and geographic positioning through the acquisition of LafargeHolcim (Brasil) S.A. This asset adds 11 million tons of cement production capacity, in addition to contributing new business to the current portfolio: Aggregates and Concrete. With all operations combined, CSN's Cement segment is currently the second largest in Brazil, in terms of effective production capacity, totaling 17 million tons.

The cement plants are located in the states of Minas Gerais (Arcos, Pedro Leopoldo, Barroso and Montes Claros), Rio de Janeiro (Volta Redonda, Cantagalo and Rio de Janeiro), Paraíba (Alhandra and Caaporã), Espírito Santo (Vitória), Bahia (Candeias), Goiás (Cocalzinho de Goiás) and São Paulo (Sorocaba). The production process basically involves grinding the main raw materials, which include clinker, limestone, gypsum and slag.

The sites are divided into two modalities: integrated factories and mills. The integrated factories have a limestone mine and kiln for the production of clinker, they are: Arcos, Barroso, Pedro Leopoldo, Montes Claros, Alhandra, Caaporã and Cantagalo. The mills, however, do not produce their own clinker, they are supplied with our own clinker (transfer between plants) and/or third-party sources, namely: Volta Redonda, Rio de Janeiro, Vitória, Candeias, Cocalzinho and Sorocaba.

Currently, the company serves the cement market with a broad portfolio of products suitable for both the technical segment and the distribution market, in accordance with ABNT NBR 16697. Cement is marketed in both bagged and bulk form.

In addition to the operations above, CSN Cimentos also owns two electricity generation assets acquired on June 30, 2022: SHP Santa Ana, located in the municipality of Angelina - SC, with an installed capacity of 6.50 MW, and SHP Sacre II, located in the municipality of Brasnorte – MT, with an installed capacity of 30 MW.

•	Sales by geographic area

Sales by geographic area are determined based on the customers’ location. On a consolidated basis, domestic sales are represented by revenues from customers located in Brazil and export sales are represented by revenues from customers located abroad.

Results by segment

For the purpose of preparing and presenting the information by business segment, Management decided to maintain the proportional consolidation of the jointly controlled entities as historically presented. For purposes of reconciliation of the consolidated result, the amounts recorded by these companies are not included in the “Corporate expenses/elimination” column.

								12/31/2023
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Net revenues
Domestic market	16,516,265	1,804,173	265,949	2,644,949	545,735	4,510,553	(4,209,084)	22,078,540
Foreign market	6,201,221	15,331,475					1,826,714	23,359,410
Cost of sales and services (note 26)	(21,008,013)	(9,931,881)	(248,938)	(1,492,728)	(441,281)	(3,644,362)	3,292,014	(33,475,189)
Gross profit	1,709,473	7,203,767	17,011	1,152,221	104,454	866,191	909,644	11,962,761
General and administrative expenses (note 26)	(1,218,767)	(421,218)	(10,558)	(218,878)	(57,854)	(557,585)	(2,005,123)	(4,489,983)
Other operating (income) expenses, net (note 27)	(1,065,188)	(974,590)	(675)	10,390	188,866	(253,931)	(542,032)	(2,637,160)
Equity in results of affiliated companies (note 10)							351,131	351,131
Operating result before Financial Income and Taxes	(574,482)	5,807,959	5,778	943,733	235,466	54,675	(1,286,380)	5,186,749

Sales by geographic area
Asia		14,714,924					1,826,714	16,541,638
North America	1,671,773							1,671,773
Latin America	132,219							132,219
Europe	4,397,229	616,551						5,013,780
Foreign market	6,201,221	15,331,475					1,826,714	23,359,410
Domestic market	16,516,265	1,804,173	265,949	2,644,949	545,735	4,510,553	(4,209,084)	22,078,540
Total	22,717,486	17,135,648	265,949	2,644,949	545,735	4,510,553	(2,382,370)	45,437,950

								12/31/2022
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Net revenues
Domestic market	20,588,235	1,700,051	307,999	2,311,754	293,035	2,819,551	(4,063,084)	23,957,541
Foreign market	8,752,776	10,825,080					826,723	20,404,579
Cost of sales and services (note 26)	(23,256,319)	(7,105,424)	(220,491)	(1,507,028)	(287,340)	(1,974,415)	3,297,001	(31,054,016)
Gross profit	6,084,692	5,419,707	87,508	804,726	5,695	845,136	60,640	13,308,104
General and administrative expenses (note 26)	(1,314,352)	(352,152)	(32,976)	(153,294)	(43,786)	(386,230)	(967,147)	(3,249,937)
Other operating (income) expenses, net (note 27)	(777,976)	(449,871)	(14,353)	33,927	39,376	(105,018)	(1,380,707)	(2,654,622)
Equity in results of affiliated companies (note 10)							237,917	237,917
Operating result before Financial Income and Taxes	3,992,364	4,617,684	40,179	685,359	1,285	353,888	(2,049,297)	7,641,462

Sales by geographic area
Asia		9,514,509					826,723	10,341,232
North America	2,018,046							2,018,046
Latin America	382,128							382,128
Europe	6,351,536	1,310,571						7,662,107
Others	1,066							1,066
Foreign market	8,752,776	10,825,080					826,723	20,404,579
Domestic market	20,588,235	1,700,051	307,999	2,311,754	293,035	2,819,551	(4,063,084)	23,957,541
Total	29,341,011	12,525,131	307,999	2,311,754	293,035	2,819,551	(3,236,361)	44,362,120

								12/31/2021
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Net revenues
Domestic market	21,400,318	3,114,385	311,040	1,839,307	222,785	1,430,150	(5,084,155)	23,233,830
Foreign market	8,691,130	14,929,001					1,058,078	24,678,209
Cost of sales and services (note 26)	(20,081,043)	(7,705,835)	(220,494)	(1,266,112)	(146,349)	(892,900)	4,475,259	(25,837,475)
Gross profit	10,010,405	10,337,551	90,546	573,195	76,436	537,250	449,182	22,074,564
General and administrative expenses (note 26)	(1,158,748)	(351,371)	(33,853)	(135,091)	(32,083)	(190,986)	(1,057,314)	(2,959,446)
Other operating (income) expenses, net (note 27)	(405,018)	(287,744)	(8,290)	58,253	41,337	(63,631)	1,907,433	1,242,340
Equity in results of affiliated companies (note 10)							182,504	182,504
Operating result before Financial Income and Taxes	8,446,639	9,698,436	48,403	496,357	85,690	282,633	1,481,805	20,539,962

Sales by geographic area
Asia		12,627,913					1,058,078	13,685,991
North America	2,275,612							2,275,612
Latin America	355,912							355,912
Europe	6,059,606	2,301,088						8,360,694
Foreign market	8,691,130	14,929,001					1,058,078	24,678,209
Domestic market	21,400,318	3,114,385	311,040	1,839,307	222,785	1,430,150	(5,084,155)	23,233,830
Total	30,091,448	18,043,386	311,040	1,839,307	222,785	1,430,150	(4,026,077)	47,912,039

Accounting Policy

An operating segment is a component of the Group committed to the business activities, from which it can earn revenue and incur expenses, including income and expenses related to transactions with any other components of the Group. All results of operating segments are regularly reviewed by CSN’s Executive Board to make decisions about the resources to be allocated to the segment and to evaluate its performance, and for which different financial information is available.